BACKGROUND AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2018
Background and Basis of Presentation [Abstract]
BACKGROUND AND BASIS OF PRESENTATION
BACKGROUND AND BASIS OF PRESENTATION
Background
Ferrari is among the world’s leading luxury brands. The activities of Ferrari N.V. (herein referred to as “Ferrari” or the “Company” and together with its subsidiaries the “Group”) and its subsidiaries are focused on the design, engineering, production and sale of luxury performance sports cars. The cars are designed, engineered and produced in Maranello and Modena, Italy and sold in more than 60 markets worldwide through a network of 167 authorized dealers operating 190 points of sale. The Ferrari brand is licensed to a selected number of producers and retailers of luxury and lifestyle goods, with Ferrari branded merchandise also sold through a network of 18 Ferrari-owned stores and 17 franchised stores (including 5 Ferrari Store Junior), as well as on the Group’s website. To facilitate the sale of new and used cars, the Group provides various forms of financing, through cooperation and other agreements, to both clients and dealers. Ferrari also participates in the Formula 1 World Championship through Scuderia Ferrari. The activities of Scuderia Ferrari are the core element of Ferrari marketing and promotional activities and an important source of innovation supporting the technological advancement of Ferrari sports and street cars.

Basis of preparation
Authorization of consolidated financial statements and compliance with International Financial Reporting Standards
These consolidated financial statements of Ferrari N.V. were authorized for issuance on February 26, 2019.
The consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”), as well as IFRS as adopted by the European Union. There is no effect on these consolidated financial statements resulting from differences between IFRS as issued by the IASB and IFRS as adopted by the European Union. The designation IFRS also includes International Accounting Standards (“IAS”) as well as all the interpretations of the International Financial Reporting Interpretations Committee (“IFRIC” and “SIC”).
The consolidated financial statements are prepared under the historical cost method, modified as required for the measurement of certain financial instruments, as well as on a going concern basis.
The Group’s presentation currency is the Euro, which is also the functional currency of the Company, and unless otherwise stated information is presented in thousands of Euro.